Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure
Charter Hire Commission payable to the Management company	1.25%	1.25%	1.25%
Commission payable over the minimum contractual charter revenues	$ 3,520,000
Daily management fee	$ 2,500
Inflation rate adjustement to management fees	3.00%